Transfers of Financial Assets	12 Months Ended
Oct. 31, 2022
Text Block [Abstract]
Transfers of Financial Assets
Note 6: Transfers of Financial Assets
Transfers of Financial Assets that do not Qualify for Derecognition
Loan Securitization
We sell Canadian residential mortgages to third-party Canadian securitization programs, including the Canada Mortgage Bond program, and directly to third-party investors under the National Housing Act Mortgage-Backed Securities (NHA MBS) program. In 2020, we also participated in the Government of Canada’s Insured Mortgage Purchase Program, launched as part of its response to
COVID-19.
We assess whether substantially all of the risks and rewards of, or control over, the loans have been transferred to determine whether they qualify for derecognition.
Under these programs, we are entitled to the payment over time of the excess of the sum of interest and fees collected from customers, in connection with the mortgages that were sold, over the yield paid to investors, less credit losses and other costs. We also act as counterparty in interest rate swap agreements, where we pay the interest due to Canada Mortgage Bond holders and receive the interest on the underlying mortgages, which are converted into MBS through the NHA MBS program and sold to Canada Housing Trust. Since we continue to be exposed to substantially all the prepayment, interest rate and credit risk associated with the securitized mortgages, they do not qualify for derecognition. We continue to recognize the mortgages in our Consolidated Balance Sheet and the related cash proceeds are recognized as secured financing as part of securitization and structured entities’ liabilities in our Consolidated Balance Sheet. The interest and fees collected, net of the yield paid to investors, are recorded in net interest income using the effective interest method over the term of the securitization. Credit losses associated with the mortgages are recorded in the provision for credit losses. During the year ended October 31, 2022, we sold

$
5,495
 million of mortgages to these programs ($
7,614
 million in 2021).
Securities Lent or Sold Under Repurchase Agreements
Securities lent or sold under repurchase agreements represent short-term funding transactions in which we sell securities that we own and simultaneously commit to repurchase the same securities at a specified price on a specified date in the future. We retain substantially all the risks and rewards associated with the securities and we continue to recognize them in our Consolidated Balance Sheet, with the obligation to repurchase these securities recorded as secured borrowing transactions at the amount owing. The carrying value of these securities approximates the carrying value of the associated liabilities due to their short-term nature. As at October 31, 2022, the carrying values of securities lent and securities sold under repurchase agreements were $13,473 million and $90,490 million, respectively ($9,662 million and $87,894 million, respectively, as at October 31, 2021). The interest expense related to these liabilities is recorded on an accrual basis in interest expense, other liabilities, in our Consolidated Statement of Income.

The following table presents the carrying value and fair values of transferred assets that did not qualify for derecognition and the associated liabilities:

(Canadian $ in millions)		2022		2021
	Carrying value (1)	Fair value	Carrying value (1)	Fair value
Assets

Trading securities (2)	1,062	–	997	–
Residential mortgages	7,503	–	7,847	–
Other related assets (3)	10,012	–	10,009	–
Total	18,577	17,764	18,853	18,859
Associated liabilities (4)	17,471	16,846	18,208	18,323

(1)	Carrying value of loans is net of allowance, where applicable.
(2)
Trading securities represent collateralized mortgage obligations issued by third-party sponsored vehicles, where we do not substantially transfer all the risks and rewards of ownership to third-party investors.

(3)
Other related assets represent payments received on account of mortgages pledged under securitization programs that have not yet been applied against the associated liabilities. The payments received are held in permitted instruments on behalf of the investors in the securitization vehicles until principal payments are required to be made on the associated liabilities. In order to compare all assets supporting the associated liabilities, this amount is added to the carrying amount of the securitized assets in the table above.

(4)	Associated liabilities are recognized in securitization and structured entities’ liabilities and securities lent or sold under repurchase agreements in our Consolidated Balance Sheet.
Continuing Involvement in Transferred Financial Assets that Qualify for Derecognition
We retain the mortgage servicing rights, representing our continuing involvement, for certain mortgage loans purchased or originated in the U.S. which are sold and derecognized. During the year ended October 31, 2022, we sold and derecognized $556 million of these loans ($631 million in 2021) and recognized a $17 million gain ($32 million in 2021) in non-interest
revenue, other. As at October 31, 2022, the carrying value of the mortgage servicing rights was $39 million ($29 million as at October 31, 2021) and the fair value was $54 million ($28 million as at October 31, 2021).
We retain the residual interests, representing our continuing involvement
, for certain commercial mortgage loans purchased or originated in the U.S. which are sold and derecognized. During the year ended October 31, 2022, we sold and derecognized $4,014 million of these loans ($1,252 million in 2021) and recognized a gain of
$7 million upon transfer ($3
 million
in 2021). The carrying values of our retained interests classified as debt securities at amortized cost and loans carried at amortized cost
were $8 million and $37 million, respectively, as at October 31, 2022 ($7 million and $7 million
as at October 31, 2021). Fair value was equal to carrying value on these dates.
In addition, we hold U.S. government agency collateralized mortgage obligations (CMOs) issued by third-party sponsored vehicles, which we may further securitize by packaging them into new CMOs prior to selling to third-party investors. Where we do not substantially transfer all the risks and rewards of ownership to third-party investors, we continue to recognize these CMOs and the related cash proceeds as secured financing in our Consolidated Balance Sheet. During the year, we sold CMOs that qualified for derecognition, where retained interests represent our continuing involvement and are managed as part of larger portfolios held for either trading, liquidity or hedging purposes. Where we sold these CMOs, associated gains and losses are recognized in non-interest
revenue, trading revenue
s
. As at October 31, 2022, the fair value of our retained interests in these CMOs was $10 million, classified as trading securities in our Consolidated Balance Sheet ($3 million as at October 31, 2021). Refer to Note 3 for further information.
Transferred Financial Assets that Qualify for Derecognition
The Canadian government launched the Canada Emergency Business Account Program in 2020 as part of its response to
COVID-19,
in which we issued loans that were funded by the government, until the program was closed to new applicants as of June 30, 2021. We determined these loans qualify for derecognition, as substantially all the risks and rewards were transferred; therefore, we do not recognize these loans in our Consolidated Balance Sheet.